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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08220

ING Variable Products Trust
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING VP Financial Services Portfolio
ING VP High Yield Bond Portfolio
ING VP International Value Portfolio
ING VP MidCap Opportunities Portfolio
ING VP Real Estate Portfolio
ING VP SmallCap Opportunities Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING VP Financial Services Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 95.7%
		Apartments: 0.8%
12,300		Home Properties, Inc.	$641,814
			641,814
		Banks: 30.0%
27,700		Associated Banc-Corp.	820,751
77,248		Bank of America Corp.	3,883,257
29,987		Bank of New York Mellon Corp.	1,323,626
11,467		Capital One Financial Corp.	761,753
27,300		Cullen/Frost Bankers, Inc.	1,368,276
67,100		People’s United Financial, Inc.	1,159,488
28,000		PNC Financial Services Group, Inc.	1,906,800
43,005		Prosperity Bancshares, Inc.	1,426,046
19,100		State Street Corp.	1,301,856
96,618		US Bancorp.	3,142,984
54,217		Wachovia Corp.	2,718,983
115,208		Wells Fargo & Co.	4,103,706
			23,917,526
		Diversified: 0.9%
18,400		Liberty Property Trust	739,864
			739,864
		Diversified Financial Services: 30.3%
13,359	@	Affiliated Managers Group, Inc.	1,703,406
27,545		American Express Co.	1,635,347
72,200	@@	Amvescap PLC	975,347
15,173		CIT Group, Inc.	609,955
97,417		Citigroup, Inc.	4,546,451
6,900	@@	Deutsche Boerse AG	936,108
65,328	@	E*Trade Financial Corp.	853,184
23,023		Fannie Mae	1,400,029
18,495		Freddie Mac	1,091,390
6,390		Goldman Sachs Group, Inc.	1,384,969
90,866		JPMorgan Chase & Co.	4,163,480
19,300	@@	Lazard Ltd.	818,320
11,852		Lehman Brothers Holdings, Inc.	731,624
20,916		Merrill Lynch & Co., Inc.	1,490,892
11,165		Morgan Stanley	703,395
61,700	@	TD Ameritrade Holding Corp.	1,124,174
			24,168,071
		Insurance: 31.8%
30,994	@@	ACE Ltd.	1,877,307
23,559		Aflac, Inc.	1,343,805
59,632		American International Group, Inc.	4,034,105
9,888		Assurant, Inc.	529,008
14,485		Hartford Financial Services Group, Inc.	1,340,587
25,139		Lincoln National Corp.	1,658,420
22,400		MBIA, Inc.	1,367,520
25,800		Metlife, Inc.	1,799,034
34,100		Principal Financial Group, Inc.	2,151,369
49,600		Protective Life Corp.	2,105,024
10,685		Prudential Financial, Inc.	1,042,642
33,100	@@	Security Capital Assurance Ltd.	756,004
29,100		Stancorp Financial Group, Inc.	1,440,741
16,388		Travelers Cos., Inc.	824,972
23,900	@@	Willis Group Holdings Ltd.	978,466
70,000		WR Berkley Corp.	2,074,100
			25,323,104
		Office Property: 0.6%
19,800		Douglas Emmett, Inc.	489,654
			489,654
		Regional Malls: 0.8%
7,100		Macerich Co.	621,818
			621,818
		Software: 0.5%
7,800	@	Fiserv, Inc.	396,708
			396,708
		Total Common Stock
		(Cost $ 72,477,755 )	76,298,559

SHORT-TERM INVESTMENTS: 0.2%
		Mutual Fund: 3.5%
2,800,000	**	ING Institutional Prime Money Market Fund	2,800,000

		Total Mutual Fund
		(Cost $ 2,800,000 )	2,800,000

PORTFOLIO OF INVESTMENTS
ING VP Financial Services Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount			Value
	Repurchase Agreement: 0.3%
$190,000	Goldman Sachs Repurchase Agreement dated 09/28/07, 4.900%, due 10/01/07, $190,078 to be received upon repurchase (Collateralized by $196,000 Federal National Mortgage Association, 5.100%, Market Value plus accrued interest $194,050, due 03/10/15)		$190,000
	Total Repurchase Agreement
	(Cost $ 190,000 )		190,000
	Total Short-Term Investments
	(Cost $ 2,990,000 )		2,990,000
	Total Investments in Securities
	(Cost $ 75,467,755)	99.5%	$79,288,559
	Other Assets and Liabilities — Net	0.5	396,472
	Net Assets	100.0%	$79,685,031

@	Non-income producing security
@@	Foreign Issuer
**	Investment in affiliate

*	Cost for federal income tax purposes is $75,529,139.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$5,977,088
	Gross Unrealized Depreciation	(2,217,668)
	Net Unrealized Appreciation	$3,759,420

PORTFOLIO OF INVESTMENTS
ING VP High Yield Bond Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 0.1%
		Telecommunications: 0.1%
1,107	@	iPCS, Inc.	$38,070
150	X	Jordan Tellecommunications	2,409
1,315		Virgin Media, Inc.	31,915

		Total Common Stock
		(Cost $ 58,904 )	72,394

MUTUAL FUNDS: 0.4%
		Closed-End Funds: 0.4%
62,150	**	ING Prime Rate Trust	436,915

		Total Mutual Funds
		(Cost $ 433,609 )	436,915

PREFERRED STOCK: 0.1%
		Diversified Financial Services: 0.1%
2,545	P	AES Trust VII	125,659
			125,659
		Media: 0.0%
2	&, P	ION Media Networks, Inc.	14,659
			14,659
		Total Preferred Stock
		(Cost $ 140,977 )	140,318

EQUITY-LINKED SECURITIES: 0.0%
		Telecommunications: 0.0%
218	@, #	NTELOS, Inc. - CW10	—

		Total Equity-Linked Securities
		(Cost $ - )	—

WARRANTS: 0.0%
		Building Materials: 0.0%
195	@, #, X	Dayton Superior Corp.	2
			2
		Media: 0.0%
48	@	XM Satellite Radio Holdings, Inc.	144
			144
		Total Warrants
		(Cost $ 6,440 )	146

Principal Amount			Value
CORPORATE BONDS/NOTES: 88.4%
		Advertising: 1.7%
$27,000	C	Lamar Media Corp., 6.625%, due 08/15/15	$26,190
960,000	C	R.H. Donnelley Corp., 6.875%, due 01/15/13	912,000
375,000	#, C	RH Donnelley Corp., 8.875%, due 10/15/17	382,500
285,000	C	Visant Corp., 7.625%, due 10/01/12	291,413
			1,612,103
		Airlines: 0.8%
390,000	C	AMR Corp., 8.608%, due 04/01/11	395,418
310,000		United AirLines, Inc., 6.932%, due 09/01/11	365,509
			760,927
		Apparel: 0.1%
53,000	C	Perry Ellis International, Inc., 8.875%, due 09/15/13	52,338
			52,338
		Auto Manufacturers: 2.7%
1,091,750	S	Ford Motor Co., 8.597%, due 11/29/13	1,061,423
600,000	C	General Motors Corp., 7.125%, due 07/15/13	552,000
1,115,000	C	General Motors Corp., 8.375%, due 07/15/33	982,580
			2,596,003
		Auto Parts & Equipment: 0.1%
140,000	C	United Components, Inc., 9.375%, due 06/15/13	142,800
			142,800
		Beverages: 0.5%
515,000	#, C	Constellation Brands, Inc., 7.250%, due 05/15/17	517,575
			517,575
		Building Materials: 1.2%
52,000	@@, C	Ainsworth Lumber Co., Ltd., 6.750%, due 03/15/14	33,540
710,000	C	Goodman Global Holding Co., Inc., 7.875%, due 12/15/12	701,125
85,000	C	Goodman Global Holdings, Inc., 8.360%, due 06/15/12	84,363

PORTFOLIO OF INVESTMENTS
ING VP High Yield Bond Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount			Value
		Building Materials (continued)
$300,000	C	Interline Brands, Inc., 8.125%, due 06/15/14	$297,750
6,000	C	Texas Industries, Inc., 7.250%, due 07/15/13	6,015
			1,122,793
		Chemicals: 5.0%
145,000	C	Equistar Chemicals LP, 10.625%, due 05/01/11	152,250
250,000	C	Huntsman International, LLC, 7.875%, due 11/15/14	267,500
810,000	@@, #, C	Ineos Group Holdings PLC, 8.500%, due 02/15/16	779,625
675,000	C	Lyondell Chemical Co., 8.000%, due 09/15/14	745,875
300,000	C	Lyondell Chemical Co., 8.250%, due 09/15/16	339,750
410,000	#, C	MacDermid, Inc., 9.500%, due 04/15/17	397,700
465,000	#, C	Momentive Performance Materials, Inc., 9.750%, due 12/01/14	462,675
465,000	&, #, C	Momentive Performance Materials, Inc., 10.125%, due 12/01/14	460,350
760,000	@@, C	Nova Chemicals Corp., 8.484%, due 11/15/13	748,600
435,000	C	PolyOne Corp., 8.875%, due 05/01/12	450,225
			4,804,550
		Commercial Services: 4.2%
605,000	C	Alion Science and Technology Corp., 10.250%, due 02/01/15	552,063
420,000	C	Aramark Services, Inc., 8.500%, due 02/01/15	430,500
280,000	C	Aramark Services, Inc., 8.856%, due 02/01/15	284,200
785,000	#, C	Ashtead Capital, Inc., 9.000%, due 08/15/16	778,131
155,000	C	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.625%, due 05/15/14	153,063
400,000	C	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.750%, due 05/15/16	394,000
37,000	C	Geo Group, Inc., 8.250%, due 07/15/13	37,555
500,000	C	Hertz Corp., 8.875%, due 01/01/14	517,500
370,000	C	Hertz Corp., 10.500%, due 01/01/16	401,450
645,000	C	Neff Corp., 10.000%, due 06/01/15	461,175
14,000	#, C	Viant Holdings, Inc., 10.125%, due 07/15/17	13,090
			4,022,727
		Computers: 0.6%
550,000	C	Sungard Data Systems, Inc., 9.125%, due 08/15/13	574,750
			574,750
		Cosmetics/Personal Care: 0.0%
18,000	C	Revlon Consumer Products Corp., 8.625%, due 02/01/08	17,730
			17,730
		Diversified: 0.1%
54,000	C	iStar Financial, Inc., 6.500%, due 12/15/13	51,956
			51,956
		Diversified Financial Services: 11.1%
867	C	AES Red Oak, LLC, 8.540%, due 11/30/19	928
595,000	#	Astoria Depositor Corp., 8.144%, due 05/01/21	627,725
600,000	#, C	Biomet, Inc., 10.000%, due 10/15/17	603,000
400,000	#, C	Biomet, Inc., 11.625%, due 10/15/17	390,000
460,000	#, C	Buffalo Thunder Development Authority, 9.375%, due 12/15/14	434,700
41,000	C	E*Trade Financial Corp., 7.375%, due 09/15/13	38,540
250,000		Ford Motor Credit Co., 7.250%, due 10/25/11	234,479
165,000		Ford Motor Credit Co., 7.800%, due 06/01/12	157,114
320,000		Ford Motor Credit Co., 8.110%, due 01/13/12	302,641
620,000		Ford Motor Credit Co., 9.810%, due 04/15/12	642,278
915,000		Ford Motor Credit Co., 9.875%, due 08/10/11	927,506
240,000		General Motors Acceptance Corp., 6.750%, due 12/01/14	217,829
895,000		General Motors Acceptance Corp., 6.875%, due 09/15/11	852,458
645,000	#, C	Hawker Beechcraft Acquisition Co., LLC, 9.750%, due 04/01/17	661,125
375,000	&, #, C	Hawker Beechcraft Acquisition Co., LLC / Hawker Beechcraft Notes Co., 8.875%, due 04/01/15	378,750
420,000	C	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.750%, due 11/15/14	464,100
350,000	#, C	KAR Holdings, Inc., 8.750%, due 05/01/14	336,875
710,000	&, #, C	Local TV Finance, LLC, 9.250%, due 06/15/15	670,950
688,236	#, C	Piper Jaffray Equipment Trust Securities, 6.750%, due 04/01/11	664,148
420,000	#, C	PNA Intermediate Holding Corp., 12.558%, due 02/15/13	413,700
182,000	#, C	Rainbow National Services, LLC, 8.750%, due 09/01/12	189,735
185,000	C	Residential Capital Corp., 7.375%, due 06/30/10	153,640
340,000		Residential Capital Corp., 7.800%, due 11/21/08	305,575
425,000	#, C	Snoqualmie Entertainment Authority, 9.125%, due 02/01/15	420,750
615,000	C	Universal City Florida Holding Co. I/II, 10.106%, due 05/01/10	624,225
			10,712,771
		Electric: 3.2%
370,000	#, C	AES Corp., 8.750%, due 05/15/13	388,963
71,000	C	Allegheny Energy Supply, 7.800%, due 03/15/11	74,905
465,000	#	Edison Mission Energy, 7.000%, due 05/15/17	460,350
58,425	C	Homer City Funding, LLC, 8.734%, due 10/01/26	65,436
500,000	@@, #, C	Intergen NV, 9.000%, due 06/30/17	527,500
102,459	C	Midwest Generation, LLC, 8.300%, due 07/02/09	104,252
431,592	C	Midwest Generation, LLC, 8.560%, due 01/02/16	461,803
510,000	C	Mirant North America, LLC, 7.375%, due 12/31/13	520,200
230,000	C	Reliant Energy, Inc., 7.625%, due 06/15/14	232,875
205,000	C	Reliant Energy, Inc., 7.875%, due 06/15/17	207,306
7,277	#, C	South Point Energy Center, LLC, 8.400%, due 05/30/12	7,204
			3,050,794
		Electrical Components & Equipment: 0.0%
42,000	C	Superior Essex Communications, LLC, 9.000%, due 04/15/12	41,685
			41,685

		PORTFOLIO OF INVESTMENTS
ING VP High Yield Bond Portfolio		as of September 30, 2007 (Unaudited) (continued)
Principal Amount			Value
		Engineering & Construction: 0.0%
$13,000	C	Ahern Rentals, Inc., 9.250%, due 08/15/13	$12,578
			12,578
		Entertainment: 2.8%
25,000	C	AMC Entertainment, Inc., 8.000%, due 03/01/14	23,938
300,000	C	AMC Entertainment, Inc., 8.625%, due 08/15/12	309,750
700,000	C	AMC Entertainment, Inc., 11.000%, due 02/01/16	749,000
415,000	#, C	Pinnacle Entertainment, Inc., 7.500%, due 06/15/15	394,769
487,000	C	Pinnacle Entertainment, Inc., 8.250%, due 03/15/12	495,523
380,000	#, C	Shingle Springs Tribal Gaming Authority, 9.375%, due 06/15/15	385,700
440,000	C	Warner Music Group - Old, 7.375%, due 04/15/14	385,000
			2,743,680
		Environmental Control: 1.3%
825,000	C	Waste Services, Inc., 9.500%, due 04/15/14	829,125
425,000	C	WCA Waste Corp., 9.250%, due 06/15/14	439,875
			1,269,000
		Food: 0.8%
25,000	C	Ahold Finance USA, Inc., 8.250%, due 07/15/10	27,152
530,000	C	Albertson’s, Inc., 7.450%, due 08/01/29	512,830
28,000	C	Del Monte Corp., 8.625%, due 12/15/12	28,560
43,000		Smithfield Foods, Inc., 7.000%, due 08/01/11	43,753
115,000	C	Stater Brothers Holdings, 8.125%, due 06/15/12	117,731
			730,026
		Forest Products & Paper: 4.0%
290,000	C	Abitibi-Consolidated Finance LP, 7.875%, due 08/01/09	259,550
405,000	C	Appleton Papers, Inc., 8.125%, due 06/15/11	401,963
335,000	@@, C	Cascades, Inc., 7.250%, due 02/15/13	329,975
465,000	C	Domtar, Inc., 5.375%, due 12/01/13	427,800
480,000	C	Exopack Holding Corp., 11.250%, due 02/01/14	504,000
80,000	#, C	Georgia-Pacific Corp., 7.000%, due 01/15/15	78,400
340,000	C	Georgia-Pacific Corp., 7.750%, due 11/15/29	324,700
31,000	C	Neenah Paper, Inc., 7.375%, due 11/15/14	30,070
640,000	C	NewPage Corp., 12.000%, due 05/01/13	689,600
135,000	C	Verso Paper Holdings, LLC and Verson Paper, Inc., 9.106%, due 08/01/14	136,350
450,000	C	Verso Paper Holdings, LLC and Verson Paper, Inc., 9.125%, due 08/01/14	465,750
170,000	C	Verso Paper Holdings, LLC and Verson Paper, Inc., 11.375%, due 08/01/16	179,775
			3,827,933
		Gas: 0.0%
15,000	C	SEMCO Energy, Inc., 7.125%, due 05/15/08	15,115
17,000	C	SEMCO Energy, Inc., 7.750%, due 05/15/13	17,430
			32,545
		Health Care: 0.0%
20,000	C	Ventas Realty LP, 8.750%, due 05/01/09	20,750
			20,750
		Healthcare — Products: 1.0%
750,000	C	Accellent, Inc., 10.500%, due 12/01/13	697,500
310,000	C	Advanced Medical Optics, Inc., 7.500%, due 05/01/17	286,750
			984,250
		Healthcare — Services: 4.9%
375,000	C	Centene Corp., 7.250%, due 04/01/14	369,375
245,000	#, C	Community Health Systems, Inc., 8.875%, due 07/15/15	252,963
340,000	C	DaVita, Inc., 7.250%, due 03/15/15	342,550
710,000	#, C	HCA, Inc., 9.250%, due 11/15/16	756,150
725,000	&, #, C	HCA, Inc., 9.625%, due 11/15/16	775,750
535,000	C	Psychiatric Solutions, Inc., 7.750%, due 07/15/15	544,363
505,000	#, C	Sun Healthcare Group, Inc., 9.125%, due 04/15/15	517,625
240,000	C	Tenet Healthcare Corp., 6.375%, due 12/01/11	211,200
465,000	C	United Surgical Partners International, Inc., 8.875%, due 05/01/17	471,975
510,000	C	United Surgical Partners International, Inc., 9.250%, due 05/01/17	512,550
			4,754,501
		Holding Companies — Diversified: 1.5%
470,000	C	Atlantic Broadband Finance, LLC, 9.375%, due 01/15/14	458,250
1,000,000		Travelport Holdings Ltd., 12.350%, due 12/01/12	972,500
			1,430,750
		Home Builders: 0.4%
578,000	C	Stanley-Martin Communities, LLC, 9.750%, due 08/15/15	433,500
			433,500
		Home Furnishings: 0.4%
395,000	C	Norcraft Cos. LP, 9.000%, due 11/01/11	398,950
			398,950
		Household Products/Wares: 1.1%
465,000	C	American Achievement Corp., 8.250%, due 04/01/12	465,000
615,000	+, C	Visant Holding Corp., Discount Note, due 12/01/13	575,025
			1,040,025
		Iron/Steel: 0.2%
155,000	&, #, C	Metals USA Holdings Corp., 11.231%, due 07/01/12	144,925
			144,925
		Leisure Time: 1.3%
469,000	@@, C	NCL Corp., 10.625%, due 07/15/14	474,863
750,000	C	Travelport, LLC, 11.875%, due 09/01/16	789,375
			1,264,238

		PORTFOLIO OF INVESTMENTS
ING VP High Yield Bond Portfolio		as of September 30, 2007 (Unaudited) (continued)
Principal Amount			Value
		Lodging: 2.5%
$700,000		Green Valley Ranch Gaming, 8.610%, due 08/06/14	$682,500
465,000		Harrah’s Operating Co., Inc., 6.500%, due 06/01/16	379,565
405,000	#, C	Seminole Hard Rock Entertainment, Inc., 8.194%, due 03/15/14	397,406
845,000	C	Station Casinos, Inc., 6.500%, due 02/01/14	747,825
250,000	C	Station Casinos, Inc., 6.625%, due 03/15/18	210,625
			2,417,921
		Machinery — Diversified: 0.0%
27,000	C	Columbus McKinnon Corp., 8.875%, due 11/01/13	27,945
			27,945
		Media: 10.3%
25,000		Cablevision Systems Corp., 9.644%, due 04/01/09	25,875
820,000	C	CBD Media, Inc., 8.625%, due 06/01/11	857,417
321,001	C	CCH I Holdings, LLC, 11.000%, due 10/01/15	330,631
390,000	C	CCH I, LLC, 11.000%, due 10/01/15	396,825
608,000	C	Charter Communications Holdings II, LLC, 10.250%, due 10/01/13	636,880
215,000	#, C	Charter Communications Operating, LLC, 8.375%, due 04/30/14	217,150
278,000		CSC Holdings, Inc., 7.625%, due 04/01/11	280,085
150,000		CSC Holdings, Inc., 8.125%, due 07/15/09	153,000
172,000	C	Dex Media West, LLC, 9.875%, due 08/15/13	183,825
230,000	C	Dex Media, Inc., 8.000%, due 11/15/13	232,875
960,000	C	Idearc, Inc., 8.000%, due 11/15/16	962,400
495,000	+, C	Insight Communications Co., Inc., 12.250%, due 02/15/11	513,563
720,000	#, C	ION Media Networks, Inc., 11.610%, due 01/15/13	736,200
600,000		Liberty Media, LLC, 8.250%, due 02/01/30	591,000
415,000	C	Mediacom Broadband, LLC, 8.500%, due 10/15/15	418,113
485,000	+, C	Nexstar Finance Holdings, LLC, Discount Note, due 04/01/13	480,150
1,030,000	C	Nexstar Finance, Inc., 7.000%, due 01/15/14	993,950
400,000	C	Nielsen Finance LLC/Nielsen Finance Co., 10.000%, due 08/01/14	425,000
265,000	@@, #, C	Quebecor Media, Inc., 7.750%, due 03/15/16	254,069
515,000	C	Radio One, Inc., 6.375%, due 02/15/13	458,350
425,000	#, C	TL Acquisitions, Inc., 10.500%, due 01/15/15	417,563
375,000	&, #, C	Univision Communications, Inc., 9.750%, due 03/15/15	367,500
			9,932,421
		Metal Fabricate/Hardware: 0.1%
24,000	C, X	Autocam Corp., 10.875%, due 06/15/14	19,320
36,000	C	Valmont Industries, Inc., 6.875%, due 05/01/14	36,090
44,000	#, C	Wolverine Tube, Inc., 7.375%, due 08/01/08	42,020
			97,430
		Mining: 1.3%
27,000	C	Century Aluminum Co., 7.500%, due 08/15/14	27,405
713,000	C	Freeport-McMoRan Copper & Gold, Inc., 8.375%, due 04/01/17	780,735
525,000	&, #, C	Noranda Aluminium Acquisition Corp., 9.360%, due 05/15/15	496,125
			1,304,265
		Miscellaneous Manufacturing: 2.2%
340,000	C	Harland Clarke Holdings Corp., 9.500%, due 05/15/15	302,600
146,000	C	Indalex Holding Corp., 11.500%, due 02/01/14	137,970
58,000	C	Park-Ohio Industries, Inc., 8.375%, due 11/15/14	56,260
395,000	C	RBS Global, Inc. and Rexnord Corp., 9.500%, due 08/01/14	410,800
515,000		Rexnord Corp., 11.598%, due 03/02/13	485,388
490,000	C	Sally Holdings, LLC, 9.250%, due 11/15/14	497,350
285,000	C	Sally Holdings, LLC, 10.500%, due 11/15/16	286,425
			2,176,793
		Oil & Gas: 5.4%
280,000	#, C	Chaparral Energy, Inc., 8.875%, due 02/01/17	263,900
465,000	C	Chesapeake Energy Corp., 6.625%, due 01/15/16	465,000
250,000	C	Denbury Resources, Inc., 7.500%, due 04/01/13	256,875
260,000	C	Denbury Resources, Inc., 7.500%, due 12/15/15	267,800
760,000	#, C	Energy Partners Ltd., 9.750%, due 04/15/14	733,400
710,000	#, C	Forest Oil Corp., 7.250%, due 06/15/19	713,550
420,000	@@, #, C	Griffin Coal Mining Co. Pty Ltd., 9.500%, due 12/01/16	420,000
545,000	@@, #, C	OPTI Canada, Inc., 8.250%, due 12/15/14	551,813
39,000	@@, C	Paramount Resources Ltd., 8.500%, due 01/31/13	39,975
540,000	C	PetroHawk Energy Corp., 9.125%, due 07/15/13	572,400
23,000	C	Premcor Refining Group, Inc., 7.500%, due 06/15/15	23,993
450,000	C	Sabine Pass LNG LP, 7.500%, due 11/30/16	445,500
515,000	C	Venoco, Inc., 8.750%, due 12/15/11	516,288
			5,270,494
		Packaging & Containers: 1.0%
28,000	C	Constar International, Inc., 11.000%, due 12/01/12	21,700
410,000	C	Graham Packaging Co., Inc., 8.500%, due 10/15/12	408,975
525,000	C	Jefferson Smurfit Corp., 8.250%, due 10/01/12	528,938
			959,613
		Pharmaceuticals: 0.0%
14,000	@@, C	Elan Finance PLC, 7.750%, due 11/15/11	13,790
			13,790
		Pipelines: 0.6%
39,000	C	Williams Cos., Inc., 7.125%, due 09/01/11	40,609
475,000	C	Williams Cos., Inc., 7.500%, due 01/15/31	495,188
			535,797
		Retail: 3.9%
390,000	C	Bon-Ton Stores, Inc., 10.250%, due 03/15/14	366,600

		PORTFOLIO OF INVESTMENTS
ING VP High Yield Bond Portfolio		as of September 30, 2007 (Unaudited) (continued)
Principal Amount			Value
		Retail (continued)
$34,000	C	Couche-Tard US LP, 7.500%, due 12/15/13	$34,765
60,000	&, C, W	General Nutrition Centers, Inc., 10.009%, due 03/15/14	57,900
695,000	#, C	General Nutrition Centers, Inc., 10.009%, due 03/15/14	670,675
285,000	C	GSC Holdings Corp., 8.000%, due 10/01/12	297,825
39,000	C	Landry’s Restaurants, Inc., 7.500%, due 12/15/14	39,000
450,000	C	Michaels Stores, Inc., 10.000%, due 11/01/14	463,500
275,000	&, C	Neiman-Marcus Group, Inc., 9.000%, due 10/15/15	294,250
410,000	C	NPC International, Inc., 9.500%, due 05/01/14	375,150
75,000	C	Pantry, Inc., 7.750%, due 02/15/14	72,750
63,000	C	PEP Boys-Manny Moe & Jack, 7.500%, due 12/15/14	60,795
500,000	C	Rite Aid Corp., 7.500%, due 03/01/17	473,125
109,000	#, C	Rite Aid Corp., 9.375%, due 12/15/15	101,915
466,000	#, C	Rite Aid Corp., 9.500%, due 06/15/17	438,040
			3,746,290
		Savings & Loans: 0.0%
34,000	C	Western Financial Bank, 9.625%, due 05/15/12	36,512
			36,512
		Semiconductors: 0.5%
470,000	C	Amkor Technology, Inc., 9.250%, due 06/01/16	477,050
14,000	@@, C	MagnaChip Semiconductor SA, 8.000%, due 12/15/14	9,730
			486,780
		Software: 0.9%
320,000	#, C	Open Solutions, Inc., 9.750%, due 02/01/15	309,600
600,000	#, C	PGS Solutions, Inc., 9.625%, due 02/15/15	562,500
			872,100
		Telecommunications: 8.2%
250,000	C	Centennial Cellular Operating Co., 10.125%, due 06/15/13	266,250
505,000	C	Centennial Communications Corp., 10.000%, due 01/01/13	536,563
355,000	C	Cincinnati Bell, Inc., 8.375%, due 01/15/14	355,888
515,000	C	Citizens Communications Co., 9.000%, due 08/15/31	525,300
575,000	#, C	Cricket Communications, Inc., 9.375%, due 11/01/14	586,500
500,000	C	Dobson Communications Corp., 8.875%, due 10/01/13	535,000
137,000	C	Dobson Communications Corp., 9.610%, due 10/15/12	140,083
54,000	@@	Empresa Brasileira de Telecom SA, 11.000%, due 12/15/08	57,308
300,000	@@, C	Intelsat Bermuda Ltd., 8.886%, due 01/15/15	304,500
640,000	@@, C	Intelsat Bermuda Ltd., 11.250%, due 06/15/16	688,800
435,000	C	Intelsat Corp., 9.000%, due 06/15/16	450,225
370,000	@@, C	Intelsat Subsidiary Holding Co., Ltd., 8.625%, due 01/15/15	379,250
520,000	&, #, C	iPCS, Inc., 8.606%, due 05/01/14	512,200
500,000	#, C	MetroPCS Wireless, Inc., 9.250%, due 11/01/14	512,500
20,000	C	Qwest Capital Funding, Inc., 7.250%, due 02/15/11	20,200
860,000	#, C	Rural Cellular Corp., 8.621%, due 06/01/13	885,800
600,000	C	SunCom Wireless Holdings, Inc., 8.500%, due 06/01/13	630,750
30,000	#, C	Telcordia Technologies, Inc., 10.000%, due 03/15/13	24,900
200,000	C	West Corp., 9.500%, due 10/15/14	207,500
360,000	C	Windstream Corp., 7.000%, due 03/15/19	352,800
			7,972,317
		Textiles: 0.0%
45,000	#, C	Invista, 9.250%, due 05/01/12	47,475
			47,475
		Transportation: 0.5%
455,000	#, C	Bristow Group, Inc., 7.500%, due 09/15/17	466,375
55,000	@@, C	CHC Helicopter Corp., 7.375%, due 05/01/14	52,525
			518,900
		Total Corporate Bonds/Notes
		(Cost $ 86,331,828 )	85,585,996
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.3%
304,343	C	Continental Airlines, Inc., 7.461%, due 04/01/15	301,566

		Total Collateralized Mortgage Obligations
		(Cost $ 298,195 )	301,566

		Total Long-Term Investments
		(Cost $ 87,269,953 )	86,537,335
SHORT-TERM INVESTMENTS: 10.2%
Shares			Value
		Mutual Fund: 10.1%
9,750,000	**, S	ING Institutional Prime Money Market Fund	$9,750,000

		Total Mutual Fund
		(Cost $ 9,750,000 )	9,750,000

	PORTFOLIO OF INVESTMENTS
ING VP High Yield Bond Portfolio	as of September 30, 2007 (Unaudited) (continued)
Principal Amount			Value
	Repurchase Agreement: 0.1%
$118,000	Morgan Stanley Repurchase Agreement dated 09/28/07, 4.900%, due 10/01/07, $118,048 to be received upon repurchase (Collateralized by $125,000 Federal National Mortgage Association, Discount Note, Market Value $124,563, due 10/26/07)		$118,000

	Total Repurchase Agreement
	(Cost $ 118,000 )		118,000

	Total Short-Term Investments
	(Cost $ 9,868,000 )		9,868,000

	Total Investments in Securities
	(Cost $ 97,137,953 )	99.5%	$96,405,335
	Other Assets and Liabilities — Net	0.5	444,789
	Net Assets	100.0%	$96,850,124

@	Non-income producing security
@@	Foreign Issuer
&	Payment-in-kind
+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.

P	Preferred Stock may be called prior to convertible date.
W	When-issued or delayed delivery security
S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
**	Investment in affiliate
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

*	Cost for federal income tax purposes is $97,202,998.
Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$1,109,514
	Gross Unrealized Depreciation	(1,907,177)
	Net Unrealized Depreciation	$(797,663)

PORTFOLIO OF INVESTMENTS
ING VP High Yield Bond Portfolio	as of September 30, 2007 (Unaudited) (continued)

ING VP High Yield Bond Portfolio Credit Default Swap Agreements Outstanding on September 30, 2007:

							UNREALIZED
		BUY/SELL	(PAY)/RECEIVE	TERMINATION		NOTIONAL	APPRECIATION/
COUNTERPARTY	REFERENCE ENTITY/OBLIGATION	PROTECTION	FIXED RATE (%)	DATE		AMOUNT	(DEPRECIATION)

UBS AG	CDX.NA.HY.8 Index	Buy	(2.750)	06/20/12	USD	2,500,000	$(43,878)
UBS AG	Georgia-Pacific Corp. 7.750%, 11/15/29	Sell	3.000	09/20/12	USD	500,000	1,822
Lehman Brothers Special Financing Inc.	Harrah’s Operating Co., Inc. 5.625%, 06/01/15	Sell	0.600	03/20/08	USD	2,000,000	(4,672)
Credit Suisse First Boston	LCDX.NA.8 Index	Sell	1.200	06/20/12	USD	2,000,000	180,600
Lehman Brothers Special Financing Inc.	LCDX.NA.8 Index	Sell	1.200	06/20/12	USD	3,000,000	52,000
Merrill Lynch International	LCDX.NA.8 Index	Sell	1.200	06/20/12	USD	5,000,000	197,167
JPMorgan Chase Bank N.A., New York	Norbord Inc. 7.250%, 07/01/12	Buy	(1.380)	06/20/14	USD	1,000,000	54,111
Lehman Brothers Special Financing Inc.	Radian Group Inc. 5.375%, 06/15/15	Sell	3.900	09/20/14	USD	600,000	12,498
UBS AG	Radian Group Inc. 5.375%, 06/15/15	Buy	(0.850)	09/20/14	USD	600,000	76,213
Citibank N.A., New York	Simon Property Group LP 6.350%, 08/28/12	Buy	(0.380)	09/20/12	USD	500,000	1,847
Goldman Sachs International	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(1.040)	03/20/14	USD	600,000	8,328
							$536,036

PORTFOLIO OF INVESTMENTS
ING VP International Value Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK:94.1%
		Brazil: 3.2%
650,460		Centrais Eletricas Brasileiras SA	$9,158,959
212,500		Petroleo Brasileiro SA	8,017,731
			17,176,690
		Canada: 4.3%
176,400		Barrick Gold Corp.	7,105,392
1,374,000	@	Bombardier, Inc. - Class B	8,164,017
258,400	L	GoldCorp, Inc.	7,896,704
			23,166,113
		China: 2.4%
65,700	L	PetroChina Co., Ltd. ADR	12,161,727
353,500	@	Sino-Ocean Land Holdings Ltd.	500,203
			12,661,930
		Finland: 3.0%
431,200		Fortum OYJ	15,819,504
			15,819,504
		France: 8.6%
395,814		AXA SA ADR	17,657,263
109,976		Sanofi-Aventis	9,320,219
231,880		Total SA	18,789,919
			45,767,401
		Germany: 8.9%
66,644		Allianz AG	15,523,465
60,889		DaimlerChrysler AG	6,106,458
77,693		E.ON AG	14,318,252
119,800		Lanxess	5,669,310
216,000	@	Symrise	5,718,259
			47,335,744
		Hong Kong: 5.6%
906,000		Cheung Kong Holdings Ltd.	14,915,920
853,000		Henderson Land Development Co., Ltd.	6,739,145
1,782,000		Hongkong Land Holdings Ltd.	8,041,742
			29,696,807
		Italy: 3.7%
1,182,600	L	Enel S.p.A.	13,344,999
176,872		ENI S.p.A.	6,531,460
			19,876,459
		Japan: 15.1%
312,200		Astellas Pharma, Inc.	14,919,828
1,710,000		Mitsubishi Materials Corp.	10,564,950
106,000		Nitto Denko Corp.	4,908,917
183,700		Seven & I Holdings Co., Ltd.	4,707,338
418,000		Sumitomo Corp.	8,028,152
1,032		Sumitomo Mitsui Financial Group, Inc.	8,006,468
143,500		Takeda Pharmaceutical Co., Ltd.	10,063,790
324,200		Tokyo Electric Power Co., Inc.	8,168,252
188,200		Toyota Motor Corp.	11,010,142
			80,377,837
		Netherlands: 5.0%
432,581		European Aeronautic Defence and Space Co. NV	13,290,079
435,400		Unilever NV	13,428,780
			26,718,859
		Singapore: 1.8%
637,000		United Overseas Bank Ltd.	9,457,898
			9,457,898
		South Korea: 4.9%
169,200		Hyundai Motor Co.	13,628,359
20,317		Samsung Electronics Co., Ltd.	12,713,137
			26,341,496
		Sweden: 3.0%
1,766,800		TeliaSonera AB	15,920,447
			15,920,447
		Switzerland: 6.7%
41,580		Nestle SA	18,639,922
37,360	@	Swiss Life Holding	9,675,132
84,510		Swiss Reinsurance	7,515,377
			35,830,431
		Taiwan: 2.3%
7,099,000		ProMOS Technologies, Inc.	2,171,890
5,629,128		Wistron Corp.	10,146,816
			12,318,706
		Turkey: 5.0%
895,000		Turkcell Iletisim Hizmet AS	7,625,204
1,162,100		Turkiye Garanti Bankasi AS	8,849,537

PORTFOLIO OF INVESTMENTS
ING VP International Value Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Turkey (continued)
1,719,900		Turkiye Is Bankasi	$10,345,444
			26,820,185
		United Kingdom: 10.6%
206,006		Anglo American PLC	13,799,963
54,100		AstraZeneca PLC	2,707,757
912,900		HSBC Holdings PLC	16,858,965
596,900		Royal Bank of Scotland Group PLC	6,440,445
4,716,988		Vodafone Group PLC	17,002,282
			56,809,412
		Total Common Stock
		(Cost $ 454,345,066 )	502,095,919
EXCHANGE-TRADED FUNDS: 1.7%
		United States: 1.7%
16,845	L	iShares MSCI EAFE Index Fund	1,391,229
91,000	L	iShares Nasdaq Biotechnology Index Fund	7,553,000

		Total Exchange-Traded Funds
		(Cost $ 8,759,476 )	8,944,229

		Total Long-Term Investments
		(Cost $ 463,104,542 )	511,040,148
SHORT-TERM INVESTMENTS: 11.1%
		Mutual Fund: 5.5%
29,300,000	**, S	ING Institutional Prime Money Market Fund	29,300,000
		Total Mutual Fund:
		(Cost $ 29,300,000 )	29,300,000

Principal Amount			Value
	Repurchase Agreement: 0.1%
$611,000	Goldman Sachs Repurchase Agreement dated 09/28/07, 4.900%, due 10/01/07, $611,249 to be received upon repurchase (Collateralized by $630,000 Federal National Mortgage Association, 5.100%, Market Value plus accrued interest $623,732, due 03/10/15)		$611,000
	Total Repurchase Agreement
	(Cost $ 611,000 )		611,000
	Securities Lending Collateralcc: 5.5%
29,607,461	Bank of New York Mellon Corp. Institutional Cash Reserves		29,607,461
	Total Securities Lending Collateral
	(Cost $ 29,607,461 )		29,607,461
	Total Short-Term Investments
	(Cost $ 59,518,461 )		59,518,461
	Total Investments in Securities
	(Cost $ 522,623,003 )	106.9%	$570,558,609
	Other Assets and Liabilities — Net	(6.9)	(36,853,851)
	Net Assets	100.0%	$533,704,758

@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
L	Loaned security, a portion or all of the security is on loan at September 30, 2007.
**	Investment in affiliate

*	Cost for federal income tax purposes is $523,810,245.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$55,601,973
	Gross Unrealized Depreciation	(8,853,609)
	Net Unrealized Appreciation	$46,748,364

PORTFOLIO OF INVESTMENTS
ING VP MidCap Opportunities Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK:96.0%
		Advertising: 1.0%
21,800		Omnicom Group	$1,048,362
			1,048,362
		Aerospace/Defense: 2.6%
18,900		L-3 Communications Holdings, Inc.	1,930,446
38,900	@, L	Orbital Sciences Corp.	865,136
			2,795,582
		Agriculture: 1.6%
20,900		Loews Corp.	1,718,607
			1,718,607
		Apparel: 4.8%
27,200	@	Coach, Inc.	1,285,744
73,047	@, @@, L	Gildan Activewear, Inc.	2,877,321
20,400		Phillips-Van Heusen	1,070,592
			5,233,657
		Beverages: 0.5%
15,200	@@	Fomento Economico Mexicano SA de CV ADR	568,480
			568,480
		Chemicals: 3.9%
38,300		Ecolab, Inc.	1,807,760
15,437		Monsanto Co.	1,323,568
19,700	@, L	Mosaic Co.	1,054,344
			4,185,672
		Commercial Services: 8.3%
17,200	@@	Aegean Marine Petroleum Network, Inc.	623,672
29,083		Arbitron, Inc.	1,318,623
53,700	@	Corrections Corp. of America	1,405,329
65,000	@	Gartner, Inc.	1,589,900
45,577	@, L	Quanta Services, Inc.	1,205,512
120,142		Service Corp. International	1,549,832
30,600		Watson Wyatt Worldwide, Inc.	1,375,164
			9,068,032
		Computers: 2.8%
19,400	@, L	Micros Systems, Inc.	1,262,358
18,100	@, L	Network Appliance, Inc.	487,071
48,900	@	Synopsys, Inc.	1,324,212
			3,073,641
		Diversified Financial Services: 5.0%
18,300	@, L	GFI Group, Inc.	1,575,996
13,000	L	Greenhill & Co., Inc.	793,650
61,000	@@, L	Invesco PLC ADR	1,665,300
32,100	@	Investment Technology Group, Inc.	1,379,658
			5,414,604
		Electric: 1.4%
34,900	@	NRG Energy, Inc.	1,475,921
			1,475,921
		Electrical Components & Equipment: 0.9%
21,900	W	Ametek, Inc.	946,518
			946,518
		Electronics: 1.9%
35,309	@	Dolby Laboratories, Inc.	1,229,459
20,700	@	Trimble Navigation Ltd.	811,647
			2,041,106
		Engineering & Construction: 2.5%
5,600	@	Foster Wheeler Ltd.	735,168
35,600	@	McDermott International, Inc.	1,925,248
			2,660,416
		Environmental Control: 1.7%
56,900		Republic Services, Inc.	1,861,199
			1,861,199
		Healthcare — Products: 12.9%
46,800	@	Cytyc Corp.	2,230,020
12,632	@	Gen-Probe, Inc.	841,039
32,981	@, L	Hologic, Inc.	2,011,841
26,700	@, L	Kinetic Concepts, Inc.	1,502,676
31,400	@, L	Kyphon, Inc.	2,198,000
37,800	@	Respironics, Inc.	1,815,534
53,800	@	St. Jude Medical, Inc.	2,370,966
13,500	@	Zimmer Holdings, Inc.	1,093,365
			14,063,441
		Healthcare — Services: 0.7%
10,100	@, W	Covance, Inc.	786,790
			786,790

PORTFOLIO OF INVESTMENTS
ING VP MidCap Opportunities Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Household Products/Wares: 0.5%
14,337	@	Fossil, Inc.	$535,630
			535,630
		Insurance: 2.6%
26,600		Principal Financial Group, Inc.	1,678,194
40,100		WR Berkley Corp.	1,188,163
			2,866,357
		Internet: 3.4%
42,800	@	McAfee, Inc.	1,492,436
66,800	@	VeriSign, Inc.	2,253,833
			3,746,269
		Iron/Steel: 1.6%
15,900		Allegheny Technologies, Inc.	1,748,205
			1,748,205
		Miscellaneous Manufacturing: 2.4%
22,900		ITT Corp.	1,555,597
15,472		Roper Industries, Inc.	1,013,416
			2,569,013
		Oil & Gas: 1.0%
16,000		Murphy Oil Corp.	1,118,240
			1,118,240
		Oil & Gas Services: 7.6%
35,200	@	Cameron International Corp.	3,248,608
10,367	@	Exterran Holdings, Inc.	832,885
17,400	@	National Oilwell Varco, Inc.	2,514,300
24,800	@	Weatherford International Ltd.	1,666,064
			8,261,857
		Packaging & Containers: 1.9%
36,800	@	Pactiv Corp.	1,054,688
18,800		Silgan Holdings, Inc.	1,010,500
			2,065,188
		Pharmaceuticals: 3.3%
20,288	@	Cubist Pharmaceuticals, Inc.	428,685
26,300	@	Express Scripts, Inc.	1,468,066
27,600	@	Hospira, Inc.	1,144,020
14,300	@	NBTY, Inc.	580,580
			3,621,351
		Retail: 1.6%
58,700		TJX Cos., Inc.	1,706,409
			1,706,409
		Semiconductors: 6.5%
57,500	@	Broadcom Corp.	2,095,300
59,000		National Semiconductor Corp.	1,600,080
44,250	@	Nvidia Corp.	1,603,620
143,000	@, L	ON Semiconductor Corp.	1,796,080
			7,095,080
		Software: 8.6%
74,400	@, L	Activision, Inc.	1,606,296
12,100		Dun & Bradstreet Corp.	1,193,181
43,900	@	Fiserv, Inc.	2,232,754
58,200	@	Intuit, Inc.	1,763,460
20,700	@	Navteq Corp.	1,613,979
38,500	@	THQ, Inc.	961,730
			9,371,400
		Telecommunications: 2.5%
32,600	@	NII Holdings, Inc.	2,678,090
			2,678,090
		Total Common Stock
		(Cost $ 88,694,814 )	104,325,117
EXCHANGE-TRADED FUNDS: 1.5%
		Exchange-Traded Funds: 1.5%
13,878	L	iShares Russell Midcap Growth Index Fund	1,611,236

		Total Exchange-Traded Funds
		(Cost $ 1,498,800 )	1,611,236

		Total Long-Term Investments
		(Cost $ 90,193,614 )	105,936,353
SHORT-TERM INVESTMENTS: 11.4%
		Mutual Fund: 0.9%
1,000,000	**	ING Institutional Prime Money Market Fund	1,000,000
		Total Mutual Fund
		(Cost $ 1,000,000 )	1,000,000

PORTFOLIO OF INVESTMENTS
ING VP MidCap Opportunities Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount			Value
	Repurchase Agreement: 0.1%
$156,000	Morgan Stanley Repurchase Agreement dated 09/28/07, 4.900%, due 10/01/07, $156,064 to be received upon repurchase (Collateralized by $160,000 Federal National Mortgage Association, Discount Note, Market Value $159,440, due 10/26/07)		$156,000
	Total Repurchase Agreement
	(Cost $ 156,000 )		156,000
	Securities Lending Collateralcc: 11.3%
12,219,841	Bank of New York Mellon Corp. Institutional Cash Reserves		12,219,841
	Total Securities Lending Collateral
	(Cost $ 12,219,841 )		12,219,841
	Total Short-Term Investments
	(Cost $ 13,375,841 )		13,375,841
	Total Investments in Securities
	(Cost $ 103,569,455 )	109.8%	$119,312,194
	Other Assets and Liabilities — Net	(9.8)	(10,670,293)
	Net Assets	100.0%	$108,641,901

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security
L	Loaned security, a portion or all of the security is on loan at September 30, 2007.
**	Investment in affiliate

*	Cost for federal income tax purposes is $103,577,209.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$16,547,269
	Gross Unrealized Depreciation	(812,284)
	Net Unrealized Appreciation	$15,734,985

PORTFOLIO OF INVESTMENTS
ING VP Real Estate Portfolio	as of September 30, 2007 (Unaudited)

Shares		Value
REAL ESTATE INVESTMENT TRUSTS: 98.9%
	Apartments: 17.6%
68,900	Archstone-Smith Trust	$4,143,646
63,310	AvalonBay Communities, Inc.	7,474,379
58,200	BRE Properties, Inc.	3,255,126
52,180	Camden Property Trust	3,352,565
75,700	Equity Residential	3,206,652
70,100	Home Properties, Inc.	3,657,818
54,000	Post Properties, Inc.	2,089,800
66,800	UDR, Inc.	1,624,576
		28,804,562
	Diversified: 6.1%
91,200	Vornado Realty Trust	9,972,720
		9,972,720
	Health Care: 7.9%
24,800	HCP, Inc.	822,616
148,000	Nationwide Health Properties, Inc.	4,459,240
106,700	Omega Healthcare Investors, Inc.	1,657,051
142,200	Ventas, Inc.	5,887,080
		12,825,987
	Hotels: 6.8%
31,300	FelCor Lodging Trust, Inc.	623,809
331,801	Host Hotels & Resorts, Inc.	7,445,614
37,100	LaSalle Hotel Properties	1,561,168
75,500	Strategic Hotel Capital, Inc.	1,554,545
		11,185,136
	Office Property: 16.5%
66,100	BioMed Realty Trust, Inc.	1,593,010
85,900	Boston Properties, Inc.	8,925,010
48,850	Corporate Office Properties Trust SBI MD	2,033,626
79,400	Douglas Emmett, Inc.	1,963,562
76,500	Highwoods Properties, Inc.	2,805,255
44,000	Kilroy Realty Corp.	2,667,720
59,900	SL Green Realty Corp.	6,994,523
		26,982,706
	Regional Malls: 18.8%
138,900	General Growth Properties, Inc.	7,447,818
61,800	Macerich Co.	5,412,444
138,700	Simon Property Group, Inc.	13,870,000
71,600	Taubman Centers, Inc.	3,920,100
		30,650,362
	Shopping Centers: 15.1%
71,600	Acadia Realty Trust	1,942,508
67,200	Equity One, Inc.	1,827,840
79,900	Federal Realty Investment Trust	7,079,140
85,957	Kimco Realty Corp.	3,886,116
94,400	Regency Centers Corp.	7,245,200
67,300	Tanger Factory Outlet Centers, Inc.	2,731,707
		24,712,511
	Storage: 2.0%
51,900	Extra Space Storage, Inc.	798,741
31,386	Public Storage, Inc.	2,468,509
		3,267,250
	Warehouse/Industrial: 8.1%
44,500	AMB Property Corp.	2,661,545
160,000	Prologis	10,616,000
		13,277,545
	Total Real Estate Investment Trusts
	(Cost $ 168,791,515 )	161,678,779

Principal Amount				Value
SHORT-TERM INVESTMENTS: 0.5%
		U.S. Government Agency Obligations: 0.5%
$878,000	Z	Federal Home Loan Bank, 3.800%, due 10/01/07		$877,907

		Total Short-Term Investments
		(Cost $ 877,907 )		877,907

		Total Investments in Securities
		(Cost $ 169,669,422 )	99.4%	$162,556,686
		Other Assets and Liabilities — Net	0.6	920,970
		Net Assets	100.0%	$163,477,656

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

	*	Cost for federal income tax purposes is $172,385,722.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$3,683,990
		Gross Unrealized Depreciation		(10,796,726)
		Net Unrealized Depreciation		$(7,112,736)

PORTFOLIO OF INVESTMENTS
ING VP SmallCap Opportunities Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 95.5%
		Aerospace/Defense: 2.0%
35,600		DRS Technologies, Inc.	$1,962,272
46,600	@	Moog, Inc.	2,047,604
			4,009,876
		Apparel: 2.6%
59,400	@, @@	Gildan Activewear, Inc.	2,339,766
33,800		Phillips-Van Heusen	1,773,824
59,400	@	Steven Madden Ltd.	1,125,630
			5,239,220
		Banks: 1.8%
135,500		Bank Mutual Corp.	1,597,545
28,358	@	Signature Bank	999,052
41,700		Whitney Holding Corp.	1,100,046
			3,696,643
		Biotechnology: 2.2%
18,000	@, L	Alexion Pharmaceuticals, Inc.	1,172,700
183,700	@, L	Human Genome Sciences, Inc.	1,890,273
28,000	@, L	Integra LifeSciences Holdings Corp.	1,360,240
			4,423,213
		Chemicals: 2.2%
43,000		Albemarle Corp.	1,900,600
16,300		Minerals Technologies, Inc.	1,092,100
46,300		UAP Holding Corp.	1,451,968
			4,444,668
		Commercial Services: 8.0%
28,600	@	Advisory Board Co.	1,672,242
37,500		Arbitron, Inc.	1,700,250
55,200	@, L	Corrections Corp. of America	1,444,584
109,429	L	Diamond Management & Technology Consultants, Inc.	1,006,747
47,400	@, L	FTI Consulting, Inc.	2,384,694
58,200	@, L	Geo Group, Inc.	1,723,302
14,171	@, L	Kendle International, Inc.	588,522
54,700	@	Kenexa Corp.	1,683,666
20,300	@	Labor Ready, Inc.	375,753
48,200	@, L	Resources Connection, Inc.	1,115,830
19,600		Sotheby’s	936,684
40,300	@	Vistaprint Ltd.	1,506,011
			16,138,285
		Computers: 6.4%
23,600	@	CACI International, Inc.	1,205,724
76,200	@	Electronics for Imaging	2,046,732
55,900	@, @@, L	Logitech International	1,651,845
166,600	@	Mentor Graphics Corp.	2,515,660
23,558	@	Micros Systems, Inc.	1,532,919
82,800	@, @@	Ness Technologies, Inc.	904,176
51,500	@	Super Micro Computer, Inc.	502,640
130,507	@, @@, L	Xyratex Ltd.	2,504,429
			12,864,125
		Cosmetics/Personal Care: 0.4%
76,100	@	Physicians Formula Holdings, Inc.	892,653
			892,653
		Distribution/Wholesale: 0.7%
99,300	@	Brightpoint, Inc.	1,490,493
			1,490,493
		Diversified: 0.8%
39,016		Digital Realty Trust, Inc.	1,536,840
			1,536,840
		Diversified Financial Services: 3.4%
16,600	@, L	GFI Group, Inc.	1,429,592
19,000	L	Greenhill & Co., Inc.	1,159,950
34,000	@	Investment Technology Group, Inc.	1,461,320
24,200	@	Piper Jaffray Cos.	1,297,120
60,149		Waddell & Reed Financial, Inc.	1,625,827
			6,973,809
		Electronics: 4.1%
61,700	@	Benchmark Electronics, Inc.	1,472,779
32,200	@	Cymer, Inc.	1,236,158
49,100		Keithley Instruments, Inc.	520,460
31,400	@	Thomas & Betts Corp.	1,841,296
43,995	@	Trimble Navigation Ltd.	1,725,044
22,000	@	Varian, Inc.	1,399,420
			8,195,157
		Energy — Alternate Sources: 0.4%
23,200	@, L	Comverge, Inc.	762,352
			762,352

PORTFOLIO OF INVESTMENTS
ING VP SmallCap Opportunities Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Engineering & Construction: 0.6%
41,049	@	EMCOR Group, Inc.	$1,287,297
			1,287,297
		Entertainment: 1.1%
93,600	@	Macrovision Corp.	2,305,368
			2,305,368
		Environmental Control: 1.0%
61,600	@	Waste Connections, Inc.	1,956,416
			1,956,416
		Gas: 0.7%
55,300	L	Piedmont Natural Gas Co.	1,387,477
			1,387,477
		Hand/Machine Tools: 0.4%
19,900	L	Franklin Electric Co., Inc.	818,089
			818,089
		Health Care: 0.6%
39,600		Nationwide Health Properties, Inc.	1,193,148
			1,193,148
		Healthcare — Products: 5.2%
17,700		Cooper Cos., Inc.	927,834
37,900	@	DJO, Inc.	1,860,890
15,900	@, L	Hologic, Inc.	969,900
41,804	@	Kyphon, Inc.	2,926,280
70,300	@, L	Luminex Corp.	1,060,124
30,900		Meridian Bioscience, Inc.	936,888
21,600	@	Resmed, Inc.	925,992
60,500	@, L	Spectranetics Corp.	815,540
			10,423,448
		Healthcare — Services: 3.0%
27,900	@, L	Healthways, Inc.	1,505,763
37,600	@	Magellan Health Services, Inc.	1,525,808
9,519	@	Pediatrix Medical Group, Inc.	622,733
60,000	@	Psychiatric Solutions, Inc.	2,356,800
			6,011,104
		Housewares: 1.2%
41,300		Toro Co.	2,429,679
			2,429,679
		Insurance: 1.6%
61,000	@@	Aspen Insurance Holdings Ltd.	1,702,510
25,600	@@	Platinum Underwriters Holdings Ltd.	920,576
12,247	@	ProAssurance Corp.	659,746
			3,282,832
		Internet: 3.4%
51,900	@, L	Digital River, Inc.	2,322,525
33,100	@, L	Nutri/System, Inc.	1,552,059
119,500	@	Trizetto Group	2,092,445
38,000	@	Valueclick, Inc.	853,480
			6,820,509
		Leisure Time: 1.1%
37,979	@, L	Life Time Fitness, Inc.	2,329,632
			2,329,632
		Lodging: 0.5%
95,300	@	Red Lion Hotels Corp.	981,590
			981,590
		Machinery — Diversified: 3.3%
64,125	@, L	Intermec, Inc.	1,674,945
19,300	@, L	Middleby Corp.	1,245,622
37,200		Nordson Corp.	1,867,812
47,600		Wabtec Corp.	1,783,096
			6,571,475
		Media: 0.5%
53,500		Entercom Communications Corp.	1,034,155
			1,034,155
		Mining: 0.9%
146,700	@, L	Coeur d’Alene Mines Corp.	555,993
15,100	@	RTI International Metals, Inc.	1,196,826
			1,752,819
		Miscellaneous Manufacturing: 1.2%
30,700		Barnes Group, Inc.	979,944
33,500	@	EnPro Industries, Inc.	1,360,100
			2,340,044
		Mortgage: 0.5%
67,400		Annaly Capital Management, Inc.	1,073,682
			1,073,682
		Oil & Gas: 4.3%
55,000	@, L	Carrizo Oil & Gas, Inc.	2,467,300
103,500	@, L	EXCO Resources, Inc.	1,711,890
137,600	@, L	McMoRan Exploration Co.	1,850,720
88,500	@, L	Parallel Petroleum Corp.	1,503,615
116,600	@, L	Petroquest Energy, Inc.	1,251,118
			8,784,643

PORTFOLIO OF INVESTMENTS
ING VP SmallCap Opportunities Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Oil & Gas Services: 1.3%
20,300	@	Dril-Quip, Inc.	$1,001,805
28,400	@	FMC Technologies, Inc.	1,637,544
			2,639,349
		Packaging & Containers: 1.1%
35,700		Greif, Inc.	2,166,276
			2,166,276
		Pharmaceuticals: 4.5%
127,889	@, L	Akorn, Inc.	957,889
115,200	@, L	BioMarin Pharmaceuticals, Inc.	2,868,480
56,900	@, @@, L	Cardiome Pharma Corp.	537,136
64,900	@, L	Cubist Pharmaceuticals, Inc.	1,371,337
73,800	@, L	Sciele Pharma, Inc.	1,920,276
30,700	@, L	USANA Health Sciences, Inc.	1,343,125
			8,998,243
		Retail: 4.7%
24,700		Cash America International, Inc.	928,720
52,067	@, L	JOS A Bank Clothiers, Inc.	1,740,079
32,000		Longs Drug Stores Corp.	1,589,440
87,200	@, L	Morton’s Restaurant Group, Inc.	1,386,480
48,800	@, L	Pantry, Inc.	1,250,744
71,400	@	Sonic Corp.	1,670,760
28,600	@, L	Tween Brands, Inc.	939,224
			9,505,447
		Savings & Loans: 0.9%
119,600		NewAlliance Bancshares, Inc.	1,755,728
			1,755,728
		Semiconductors: 6.9%
14,000	@	Cirrus Logic, Inc.	89,600
198,000	@	Entegris, Inc.	1,718,640
34,500	@	Fairchild Semiconductor International, Inc.	644,460
50,800	@, L	Formfactor, Inc.	2,253,996
77,900	@	Integrated Device Technology, Inc.	1,205,892
81,700		Micrel, Inc.	882,360
128,900	@	ON Semiconductor Corp.	1,618,984
59,300	@	QLogic Corp.	797,585
133,000	@	Semtech Corp.	2,723,840
79,700	@, @@	Verigy Ltd.	1,969,387
			13,904,744
		Software: 3.2%
50,700	@	Ansys, Inc.	1,732,419
38,900		Blackbaud, Inc.	981,836
13,900	@, L	PROS Holdings, Inc.	167,773
90,200	@	THQ, Inc.	2,253,196
31,700	@, L	Verifone Holdings, Inc.	1,405,261
			6,540,485
		Storage: 0.5%
81,200		U-Store-It Trust	1,071,840
			1,071,840
		Storage/Warehousing: 0.5%
44,200	@, L	Mobile Mini, Inc.	1,067,872
			1,067,872
		Telecommunications: 3.6%
98,000		Alaska Communications Systems Group, Inc.	1,416,100
21,000	@, L	Foundry Networks, Inc.	373,170
84,600	@	Ixia	737,712
49,100	@, L	NeuStar, Inc.	1,683,639
88,457	@, L	RCN Corp.	1,088,021
54,500	@	SBA Communications Corp.	1,922,760
			7,221,402
		Transportation: 2.2%
37,800	@, L	American Commercial Lines, Inc.	896,994
37,500	@, L	Genesee & Wyoming, Inc.	1,081,500
36,300	@	HUB Group, Inc.	1,090,089
28,500	L	Knight Transportation, Inc.	490,485
30,800	@, L	PHI, Inc.	928,312
			4,487,380
		Total Common Stock
		(Cost $ 175,018,613 )	192,809,507

EXCHANGE-TRADED FUNDS: 1.5%
		Exchange-Traded Funds: 1.5%
35,733	L	iShares Russell 2000 Growth Index Fund	3,042,308

		Total Exchange-Traded Funds
		(Cost $ 1,971,127 )	3,042,308

		Total Long-Term Investments
		(Cost $ 176,989,740 )	195,851,815

PORTFOLIO OF INVESTMENTS
ING VP SmallCap Opportunities Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
SHORT-TERM INVESTMENTS: 22.4%
		Mutual Fund: 3.0%
6,050,000	**	ING Institutional Prime Money Market Fund	$6,050,000

		Total Mutual Fund
		(Cost $ 6,050,000 )	6,050,000

Principal Amount			Value
	Repurchase Agreement: 0.2%
$352,000	Goldman Sachs Repurchase Agreement dated 09/28/07, 4.900%, due 10/01/07, $352,144 to be received upon repurchase (Collateralized by $363,000 Federal National Mortgage Association, 5.100%, Market Value plus accrued interest $359,388, due 03/10/15)		$352,000

	Total Repurchase Agreement
	(Cost $ 352,000 )		352,000

	Securities Lending Collateralcc: 22.2%
44,967,775	Bank of New York Mellon Corp. Institutional Cash Reserves		44,967,775

	Total Securities Lending Collateral
	(Cost $ 44,967,775 )		44,967,775

	Total Short-Term Investments
	(Cost $ 51,369,775 )		51,369,775

	Total Investments in Securities
	(Cost $ 228,359,515 )	122.4%	$247,221,590
	Other Assets and Liabilities — Net	(22.4)	(45,282,824)
	Net Assets	100.0%	$201,938,766

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at September 30, 2007.
**	Investment in affiliate

*	Cost for federal income tax purposes is $228,588,684.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$27,467,920
	Gross Unrealized Depreciation	(8,835,014)
	Net Unrealized Appreciation	$18,632,906

Item 2. Controls and Procedures

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Variable Products Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 29, 2007

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 29, 2007